QUARTERLY FINANCIAL DATA - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss attributable to common stockholders	$ (267,567)	$ (142,236)	$ (79,704)	$ (115,782)	$ (33,146)	$ (26,279)	$ (15,514)	$ (16,766)	$ (30,097)	$ (148,928)	$ (531,022)	$ (228,632)	$ (370,866)	$ (88,656)	$ (64,293)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization										2,926	5,959	4,424	6,008	2,323	625
Stock-based compensation										39,540	151,983	91,736	137,991	4,858	3,843
Deferred income taxes										2	2	4	(1,063)	151	(2,002)
Non-cash in-kind services										17,241	40,230	28,642	45,729	8,000	0
Loss on forward contract liability	0	0	0	0	1,324	0	$ 0	$ 0	0	1,324	0	1,324	1,324	0	0
Revaluation of warrant liability										29,157		(8,588)
Changes in operating assets and liabilities:
Accounts receivable, net										346		521	658	(763)	47
Prepaid expenses and other current assets										(1,125)		(250)
Accounts payable, accrued expenses and other current liabilities										9,064	147,160	19,398	29,668	(9,366)	15,121
Long-term and customer deposits										4,892	(4,705)	6,823
Net cash used in operating activities										(45,561)	(195,369)	(84,598)	(150,533)	(80,627)	(54,019)
Cash flows from investing activities
Purchases and deposits of property, plant and equipment										(6,303)	(113,680)	(15,180)	(22,324)	(21,100)	(9,155)
Investments in affiliate												(15)	(8,817)	0	0
Net cash used in investing activities										(6,303)	(138,480)	(15,195)	(31,141)	(39,302)	(15,410)
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid										50,349		50,349
Business Combination and PIPE financing, net of issuance costs paid										616,736	0	616,726	616,726	0	0
Proceeds from the exercise of stock options										1,884	4,194	2,204	9,650	1	0
Proceeds from the exercise of stock warrants, net of issuance costs paid											0	263,064	264,548	0	0
Proceeds from landlord on finance lease										889	0	889	889	0	0
Payments on finance lease liability										(544)	(759)	(789)	(1,042)
Proceeds from issuance of debt										4,134	0	4,134	4,134	0	4,100
Repayments of Debt										(4,134)	(4,100)	(4,134)	(4,134)	0	0
Net cash provided by financing activities										669,314	71,557	932,443	941,120	35,805	211,732
Net increase (decrease) in cash and cash equivalents, including restricted cash										617,450	(262,292)	832,650	759,446	(84,124)	142,303
Cash and cash equivalents, including restricted cash, beginning of period		922,482	707,282		89,832				$ 173,956	89,832	849,278	89,832	89,832	173,956	31,653
Cash and cash equivalents, including restricted cash, end of period	$ 586,986	849,278	922,482	707,282		89,832				707,282	$ 586,986	922,482	849,278	89,832	$ 173,956
As Previously Reported
Cash flows from operating activities
Net loss attributable to common stockholders		(147,096)	(117,449)	(86,625)						(119,771)		(237,220)	(384,314)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization										2,926		4,424
Stock-based compensation										39,540		91,736
Deferred income taxes										2		4
Non-cash in-kind services										17,241		28,642
Loss on forward contract liability										1,324		1,324
Revaluation of warrant liability										0		0
Changes in operating assets and liabilities:
Accounts receivable, net										346		521
Prepaid expenses and other current assets										(1,125)		(250)
Accounts payable, accrued expenses and other current liabilities										9,064		19,398
Long-term and customer deposits										4,892		6,823
Net cash used in operating activities										(45,561)		(84,598)	(150,533)
Cash flows from investing activities
Purchases and deposits of property, plant and equipment										(6,303)		(15,180)
Investments in affiliate												(15)
Net cash used in investing activities										(6,303)		(15,195)
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid										50,349		50,349
Business Combination and PIPE financing, net of issuance costs paid										616,736		616,726
Proceeds from the exercise of stock options										1,884		2,204
Proceeds from the exercise of stock warrants, net of issuance costs paid												263,064
Proceeds from landlord on finance lease										889		889
Payments on finance lease liability										(544)		(789)
Proceeds from issuance of debt										4,134		4,134
Repayments of Debt										(4,134)		(4,134)
Net cash provided by financing activities										669,314		932,443
Net increase (decrease) in cash and cash equivalents, including restricted cash										617,450		832,650
Cash and cash equivalents, including restricted cash, beginning of period		922,482	707,282		89,832					89,832		89,832	89,832
Cash and cash equivalents, including restricted cash, end of period			922,482	707,282		89,832				707,282		922,482		89,832
Adjustments
Cash flows from operating activities
Net loss attributable to common stockholders		4,860	37,745	(29,157)						(29,157)		8,588	13,448
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization										0		0
Stock-based compensation										0		0
Deferred income taxes										0		0
Non-cash in-kind services										0		0
Loss on forward contract liability										0		0
Revaluation of warrant liability										29,157		(8,588)
Changes in operating assets and liabilities:
Accounts receivable, net										0		0
Prepaid expenses and other current assets										0		0
Accounts payable, accrued expenses and other current liabilities										0		0
Long-term and customer deposits										0		0
Net cash used in operating activities										0		0	0
Cash flows from investing activities
Purchases and deposits of property, plant and equipment										0		0
Investments in affiliate												0
Net cash used in investing activities										0		0
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid										0		0
Business Combination and PIPE financing, net of issuance costs paid										0		0
Proceeds from the exercise of stock options										0		0
Proceeds from the exercise of stock warrants, net of issuance costs paid												0
Proceeds from landlord on finance lease										0		0
Payments on finance lease liability										0		0
Proceeds from issuance of debt										0		0
Repayments of Debt										0		0
Net cash provided by financing activities										0		0
Net increase (decrease) in cash and cash equivalents, including restricted cash										0		0
Cash and cash equivalents, including restricted cash, beginning of period		$ 0	0		$ 0					0		0	$ 0
Cash and cash equivalents, including restricted cash, end of period			$ 0	$ 0		$ 0				$ 0		$ 0		$ 0